Basis of Preparation of the Financial Statements (Schedule of Statement of Financial Position) (Details) - ILS (₪) ₪ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial assets to which overlay approach is applied [line items]
Right-of-use assets and Investment property	₪ 745
Lease liabilities	759	830
Trade payables and accrued expenses	₪ 687	696
According to the previous policy [Member]
Disclosure of financial assets to which overlay approach is applied [line items]
Trade and other receivables (including long-term amounts)		2,088
Right-of-use assets and Investment property
Lease liabilities
Trade payables and accrued expenses		696
The change [Member]
Disclosure of financial assets to which overlay approach is applied [line items]
Trade and other receivables (including long-term amounts)		2
Right-of-use assets and Investment property		826
Lease liabilities		830
Trade payables and accrued expenses		(2)
According to IFRS 16 [Member]
Disclosure of financial assets to which overlay approach is applied [line items]
Trade and other receivables (including long-term amounts)		2,090
Right-of-use assets and Investment property		826
Lease liabilities		830
Trade payables and accrued expenses		₪ 694